Customer List Intangible Assets - Schedule of Estimated Amortization Expense (Details) - Consumer CLEC Business - USD ($) $ in Thousands	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Net Carrying Value		$ 13,438	$ 14,452	$ 19,038
Forecast
Finite Lived Intangible Assets [Line Items]
2015	$ 3,258		3,922
2016	2,607		3,258
2017	1,994		2,607
2018	1,384		1,994
2019	870		1,384
Thereafter	416		1,287
Net Carrying Value	$ 10,529		$ 14,452